Statement of Operations (FY)	8 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Income Statement [Abstract]
Loss from operations	$ (45,047)
Other income (expense)
Interest income earned on investments held in trust account	6,461
Offering costs allocated to warrants	(258,548)
Change in fair value of warrant liabilities	597,567
Total other income, net	345,480
Net income (loss)	$ 300,433
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption (in Shares) | shares	738,327
Basic and diluted net income per share, common stock subject to possible redemption (in Dollars per share) | $ / shares	$ 0.06
Basic and diluted weighted average shares outstanding, common stock (in Shares) | shares	4,166,586
Basic and diluted net income per share, common stock (in Dollars per share) | $ / shares	$ 0.06